Revenue from Service Contracts - Summary of Revenue from Service Contracts by Service Lines and Reporting Segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 7,962	$ 8,397
Real estate management services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	342	348
Asia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	665	667
Asia [member] | Real estate management services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	36	31
Canada [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,200	1,212
Canada [member] | Real estate management services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	160	160
U.S. [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	768	1,302
U.S. [member] | Real estate management services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	137	147
Other revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,620	8,049
Other revenue [member] | Investment management and other related fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,455	3,391
Other revenue [member] | Transaction processing, administration, and service fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,160	3,052
Other revenue [member] | Distribution fees and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,005	1,606
Other revenue [member] | Asia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	629	636
Other revenue [member] | Asia [member] | Investment management and other related fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	177	148
Other revenue [member] | Asia [member] | Transaction processing, administration, and service fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	268	242
Other revenue [member] | Asia [member] | Distribution fees and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	184	246
Other revenue [member] | Canada [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,040	1,052
Other revenue [member] | Canada [member] | Investment management and other related fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	161	149
Other revenue [member] | Canada [member] | Transaction processing, administration, and service fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	827	854
Other revenue [member] | Canada [member] | Distribution fees and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	52	49
Other revenue [member] | U.S. [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	631	1,155
Other revenue [member] | U.S. [member] | Investment management and other related fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	542	521
Other revenue [member] | U.S. [member] | Transaction processing, administration, and service fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	17	17
Other revenue [member] | U.S. [member] | Distribution fees and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	72	617
Global wealth and asset management [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,562	5,472
Global wealth and asset management [member] | Other revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,562	5,472
Global wealth and asset management [member] | Other revenue [member] | Investment management and other related fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,773	2,809
Global wealth and asset management [member] | Other revenue [member] | Transaction processing, administration, and service fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,048	1,939
Global wealth and asset management [member] | Other revenue [member] | Distribution fees and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	741	724
Corporate and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(233)	(256)
Corporate and other [member] | Real estate management services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9	10
Corporate and other [member] | Other revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(242)	(266)
Corporate and other [member] | Other revenue [member] | Investment management and other related fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(198)	(236)
Corporate and other [member] | Other revenue [member] | Distribution fees and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ (44)	$ (30)